STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

July 27, 2012

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Multi-Strategy
(File Nos. 333-182705 and 811-22500)

Dear Mr. Howell:

In accordance with our recent communications with respect to the above-referenced fund (the "Fund"), I am transmitting herewith as EDGAR correspondence a marked version of the Fund's prospectus and statement of additional information ("SAI") contained in the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 4 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended).  As discussed, we hope that the staff (the "Staff") of the Securities and Exchange Commission finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments, and that the Staff is amenable to the Fund filing the revised versions of the prospectus and SAI pursuant to Rule 497(c) under the 1933 Act.

The prospectus and SAI are marked to show changes from the versions of the prospectus and SAI filed as part of the Fund's Registration Statement on July 17, 2012.  These changes consist of those made in response to comments provided in your letter to me dated July 26, 2012.

Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Registration Statement.

Prospectus

Summary of Fund Expenses

Comment 1.    Please delete the parenthetical from the line item Acquired fund fees and expenses (Investment Fund fees and expenses), because it is unnecessary and the line item is explained in footnote (5).

Response 1.    The requested deletion has been made.

Summary of Fund Expenses—Financial Highlights

Comment 2.    The Ratio of total expenses to average net assets before expense reimbursement paid to Adviser is not a required ratio.  Please delete this line item or, alternatively, move it to a footnote.  In addition, please change the title of Ratio of total expenses to average net assets after expense reimbursement repaid to Adviser since this is not an accurate title for the periods presented.  For the period ended March 31, 2011, the Adviser waived Fund expenses; however, for the period ended March 31, 2012, the Adviser recouped previously waived expenses.  As currently written the title indicates that the Fund repaid expenses to the Adviser for both periods.  (Please note that this comment also applies to the Financial Highlights in the Fund's March 31, 2012 Annual Report filed on Form N-CSR which is included later in the registration statement.)

Response 2.    The line item Ratio of total expenses to average net assets before expense reimbursement paid to Adviser has been deleted from under the captions "Summary of Fund Expenses—Financial Highlights" in the prospectus and "Financial Statements—Financial Highlights" in the SAI.

Based on conversations between members of the Staff and Ernst & Young LLP ("E&Y"), the independent registered public accounting firm of the Fund, we understand that the comment requesting that we change the title of the line item Ratio of total expenses to average net assets after expense reimbursement repaid to Adviser has been waived.  We confirm that in the future, the Fund will revise the title of the line item in question and add footnotes as appropriate.

Use of Proceeds

Comment 3.    This section currently says "[t]he Fund will invest the net proceeds from the sale of Shares . . . as soon as practicable, assuming normal market conditions and the availability of suitable investments."  Please provide a more specific timetable for investing the offering's proceeds.  See Guide 1 to Form N-2.  Also, if the Fund expects that it will take longer than three months to invest all or substantially all of the offering's proceeds, then explain in this section the reasons for the expected delay.  See Guide 1 to Form N-2.

Response 3.    It is respectfully requested that the comment be waived.  Item 7 of Form N-2 requires, in part, that a registrant disclose how long it is expected to take to fully invest the net proceeds of the offering in accordance with the registrant's investment objectives and policies.  The Fund is continuously offered and, unlike a traditional, underwritten closed-end fund that completes its offering and promptly invests its cash, the Fund constantly raises funds from the sale of Shares and manages its cash position to make investments, pay expenses and pay withdrawing investors.  The Fund, in this respect, is more akin to a mutual fund, and we note that Form N-1A does not have a comparable item.  We also note that other continuously offered closed-end funds do not give a specific time frame for the investment of proceeds—see, for example, Arden Sage Multi-Strategy Fund, L.L.C. (333-154909), Ironwood Multi-Strategy Fund LLC (333-169126) and Lazard Alternative Strategies 1099 Fund (333-175797).

In response to a similar comment provided by the Staff to Gary L. Granik of this office by telephone on April 13, 2012, relating to Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 under the 1933 Act, with the Staff's consent we revised the disclosure under the caption "Use of  Proceeds" as follows (the text is marked to indicate the nature of the revisions):

The Fund will invest the net proceeds ~~of the initial offering~~ from the sale of Shares, net of cash retained for operational needs to pay Fund expenses and amounts to be payable to withdrawing shareholders, in accordance with the Fund's investment objective and policies and principal strategies as soon as practicable, ~~which the Fund expects to be within three months after the closing of the offering~~ consistent with normal market conditions and the availability of suitable investments.  Pending the investment of the proceeds of any offering in Investment Funds pursuant to the Fund's investment objective and principal strategies, the Fund may invest a portion of the proceeds of the offering that is not invested in Investment Funds, which may be a substantial portion of the proceeds, in short-term, high quality debt securities, money market instruments or money market funds.  ~~In addition, the Fund may maintain a portion of the proceeds in cash to meet operational needs.~~  The Fund may be prevented from achieving its objective during any time in which the Fund's assets are not substantially invested in accordance with its principal investment strategies.  The Adviser ~~has borne~~ bore the non-recurring organizational costs of the Fund.  The Fund paid offering expenses of approximately $500,000 from the proceeds of the offering.

Statement of Additional Information

Financial Statements—Statement of Operations

Comment 4.      Regarding the Expense reimbursement repaid to Adviser (Note 4) line item, please confirm to us that the amounts recouped by the Adviser did not relate to organization costs incurred by the Fund.  The seed balance sheet stated all organization costs would be borne by Adviser and not subject to reimbursement.  In your response, please confirm that the $35,000 incurred by the Fund for Professional fees for the period ended March 31, 2011 did not include amounts related to organizational expense.

Response 4.    We confirm that the amounts recouped by the Adviser did not relate to organization costs incurred by the Fund.  Costs incurred in connection with the Fund's organization totaling $154,482 were paid by the Adviser and are not subject to reimbursement by the Fund.  We also confirm that the $35,000 incurred by the Fund for Professional fees for the period ended March 31, 2011 did not include amounts related to organizational expense—aggregate fees in the amount of $35,000 were incurred in connection with E&Y's audit of the Fund's financial statements for the fiscal year ended March 31, 2011.

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As noted in our letter to you dated July 17, 2012, the Fund is seeking effectiveness of the Registration Statement on August 1, 2012.

Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik